Business combination - Jiangsu Liangyan (Details) - CNY (¥)				12 Months Ended
	Sep. 04, 2020	Sep. 03, 2020	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from investing activities
Net outflow of cash and cash equivalents included in cash flows from investing activities				¥ (7,273,000)	¥ (69,951,000)	¥ (28,880,000)
Jiangsu Liangyan Medical Aesthetic Clinic Co Ltd Member
Business combination
Percentage of share capital acquired		80.00%
Consideration paid		¥ 39,147,000
Goodwill		29,186,000
Total consideration
Cash paid		25,000,000
Contingent consideration		8,181,000
Settlement of pre-existing balance		5,966,000
Total purchase consideration		39,147,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents		1,198,000
Intangible assets		14,000,000
Trade and other receivables		1,700,000
Inventories		452,000
Property, plant and equipment		17,823,000
Trade payables and other payables		(2,717,000)
Borrowings		(810,000)
Lease liabilities		13,928,000
Deferred income tax liabilities		(3,337,000)
Non-controlling interest		(4,420,000)
Net identifiable assets acquired		9,961,000
Add: goodwill (Note 14)		29,186,000
Net assets acquired		39,147,000
Cash flows from investing activities
Cash consideration		(25,000,000)
Cash and cash equivalents		1,198,000
Net outflow of cash and cash equivalents included in cash flows from investing activities		¥ (23,802,000)
Revenue since acquisition	¥ 7,910,000
Net profit (loss) since acquisition	¥ 1,184,000
Pro forma revenue			¥ 924,948,000
Pro forma profit/(loss) after tax			¥ (249,660,000)